Assets held for sale - Schedule of assets and liabilities classified as held for sale, NGR & Grain LNG (Details) £ in Millions, $ in Millions			6 Months Ended
	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2024 GBP (£)	Mar. 31, 2025 GBP (£)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill			£ 9,343		£ 9,532
Other intangible assets			3,669		3,564
Property, plant and equipment			76,345		74,091
Cash and cash equivalents			887		1,178
Financial investments			4,399		6,429
Total assets on disposal			103,760		106,742
Borrowings			(45,914)		(47,539)
Total liabilities			(66,542)		(68,916)
Net assets			37,218		£ 37,826
Reclassification of foreign currency translation reserve			(76)	£ 0
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	£ 51
Property, plant and equipment	438
Investment in joint venture	906
Trade and other receivables	141
Cash and cash equivalents	58
Financial investments	41
Other assets	66
Total assets on disposal	1,701
Borrowings	(2)
Other liabilities	(159)
Total liabilities	(161)
Net assets	1,540
Proceeds	1,531
Total consideration	1,531	$ 2,061
Disposal-related costs	(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve	(20)
Reclassification of foreign currency translation reserve	(76)
Tax	5
Post-tax loss on disposal	(91)
Reclassification adjustments on retranslation of operations, before tax	84
Reclassification adjustments on hedging instruments, before tax	£ 8
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Other intangible assets			26
Property, plant and equipment			949
Trade and other receivables			30
Cash and cash equivalents			122
Other assets			19
Total assets on disposal			1,146
Borrowings			(133)
Other liabilities			(195)
Total liabilities			(328)
Net assets			£ 818